INCOME TAXES (Schedule of Loss before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 34,619	$ 30,010	$ 28,799
Foreign	(416)	(312)	(740)
Loss before taxes on income	$ 34,203	$ 29,698	$ 28,059